May 1, 2020

Summary

Prospectus

USAA TARGET RETIREMENT 2020 FUND

(URTNX)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with the USAA family of funds or your financial intermediary.

Before you invest, you may want to review the Fund's statutory prospectus, which contains more information about the Fund and its risks.

You can find the Fund's statutory prospectus and other information about the Fund (including the Fund's Statement of Information ("SAI")) online at usaa.com/prospectus. Effective on or about July 6, 2020, you can find this information at VictoryFunds.com.

You also can get this information at no cost by calling (800) 235-8396 or by sending an e-mail request to VictoryMail@vcm.com. The Fund's statutory prospectus and SAI dated May 1, 2020, are incorporated herein by reference.

You also may obtain this information at no cost from your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

INVESTMENT OBJECTIVE

The USAA Target Retirement 2020 Fund (the "Fund") provides capital appreciation and current income consistent with its current investment allocation.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees

(fees paid directly from your investment)	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.04%

Acquired Fund Fees and Expenses	0.53%

Total Annual Fund Operating Expenses	0.57%a,b

aThe total annual operating expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

bVictory Capital Management Inc. (the "Adviser") has contractually agreed to reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup expenses reimbursed for up to three years after the fiscal year in which the reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date.

1 Year	3 Years	5 Years	10 Years

$58	$183	$318	$714

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") ("underlying affiliated funds") managed by the Adviser in a manner consistent with its current asset allocation as depicted in the "lifestyle transition path," based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund's assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.

The Fund's asset allocation strategy is based on the allocation at zero years left until retirement on the lifestyle transition path and is designed for investors who are currently in, or very close to, retirement and who are planning to start withdrawing funds for retirement now or within the immediate future. In general, the Fund's allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age. Because the Fund is designed for investors who are in or close to retirement, it is not anticipated that the Fund's current asset allocation will change based on the lifestyle transition plan. The Fund does not provide guaranteed income for retirement.

The Fund's current target asset allocation consists

of: approximately 35% of the Fund's net assets allocated to underlying affiliated funds that invest primarily in equity securities or alternative asset classes ("equity investments"); and approximately 65% of the Fund's net assets allocated to underlying affiliated funds that invest primarily in fixed-income securities ("fixed-income investments"). The target asset allocation will not change unless approved by the Fund's Board of Trustees (the "Board").

Although the underlying affiliated funds are categorized generally as equity investments (equity securities or alternative asset classes) or fixed-income investments, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund's portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund's actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path.

Once the Fund's target asset allocation is similar to that of the USAA Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the USAA Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the USAA Target Retirement Income Fund.

Lifestyle Transition Path

Equity & Alterna☐ve	Fixed Income

100%
90%
Por☐olioin	80%
70%

Weight	60%
50%
40%
30%
20%
45	40	35	30	25	20	15	10	5	0

Years To Retirement*

*Years to Re☐rement is the diﬀerence between the current year and the target date referenced in a Fund's name.

PRINCIPAL RISKS

The Fund's investments are subject to the following principal risks:

Affiliated Funds Risk – The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk – In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Debt Securities Risk – The Fund may invest in underlying affiliated funds that invest in debt securities or other income- producing securities. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

High-Yield/Junk Bond Risk – Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

Credit Risk – Credit risk is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk – Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations.

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short- term or may last for extended periods.

Equity Risk – The Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk – Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

Exchange-Traded Funds Risk – The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the securities held by the underlying ETFs. In addition, the Fund will be exposed indirectly to all of the risks associated with securities held by the ETFs.

Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at usaa.com (effective on or about July 6, 2020, performance information may be found at vcm.com) or by calling (800) 235-8396.

RISK/RETURN BAR CHART

Annual Returns for Periods Ended December 31

20%

15%	13.28%	13.83%
		12.71%

		11.26%
10%		9.16%
		7.57%

5%		3.45%

0.52%

0%

-2.40%

-5%

-4.85%

-10%

2010 2011 2012 2013 2014 2015 2016 2017 2018 2019

The year-to-date return of the Fund as of March 31, 2020, was -7.50%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.75%	September 30, 2010
Lowest Quarter Return	-8.05%	September 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after- tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended December 31, 2019

	1 Year	5 Years	10 Years

Fund Shares

Return Before Taxes	13.83%	5.08%	6.25%

Return After Taxes on Distributions	10.76%	3.13%	4.75%

Return After Taxes on Distributions and Sale of Fund Shares	9.66%	3.50%	4.60%

Index

S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	16.52%	6.15%	7.54%

INVESTMENT ADVISER

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of the Adviser's Victory Solutions platform.

TAX INFORMATION

The Fund intends to make distributions that generally will be taxed to you as ordinary income or long-term capital gains, unless you are a tax-exempt investor or you invest through an IRA, 401(k) plan, or other tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).

PORTFOLIO MANAGERS

Tenure with
	Title	the Fund

Mannik S. Dhillon,	President, VictoryShares and	Since July 2019
CFA, CAIA	Solutions

Wasif A. Latif	Head of Investments,	Since 2008
VictoryShares and Solutions

Lance Humphrey,	Portfolio Manager,	Since June
CFA	VictoryShares and Solutions	2018

PURCHASE AND SALE OF SHARES

You may purchase or sell shares of the Fund on any business day through the vcm.com website or by telephone at (800) 235- 8396. You also may purchase or sell shares of the Fund through certain other financial intermediaries. If you have opened an account directly with the Fund, you also may purchase and sell shares of the Fund by mail at P.O. Box 182593, Columbus, Ohio 43218-2593.

￿Minimum initial purchase: $500 or $50 with a $50 monthly systematic investment plan.

￿Minimum subsequent investment: $50

PAYMENTS TO BROKER- DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Presorted Standard

U.S. Postage

PAID

Louisville, KY

PO Box 182593Permit No. 1051

Columbus, OH 43218-2593

98030-0520